Long-Term Trade And Unbilled Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Trade And Unbilled Receivables [Abstract]
Receivables	$ 201	$ 5,303
Unbilled receivables	229,486	157,459
Long-term trade and unbilled receivables	$ 229,687	$ 162,762